INVESTMENT IN ASSOCIATE (Details Narrative) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	Jun. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Additional investment					$ 1,000
Stimunity S.A. [Member]
IfrsStatementLineItems [Line Items]
Additional investment	$ 1,000
Proportion of voting rights held in associate				44.00%
Equity in loss income		$ 261,000	$ 121,000	$ 363,000	$ 270,000